Borrowings	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings

7. Borrowings

Summary of borrowings is as following:

Creditors	Annual Interest Rate	Maturity date	As of June 30, 2025	As of December 31, 2025
			RMB	RMB
				(Unaudited)
Zhejiang Hangzhou Rural Commercial Bank(1)	4.35%	June 11, 2026	7,000,000	7,000,000
Zhejiang Hangzhou Rural Commercial Bank(2)	4.35%	August 21, 2025	3,000,000	-
Zhejiang Hangzhou Rural Commercial Bank(2)	3.85%	August 20, 2026	-	3,000,000
Hangzhou United Rural Commercial Bank(3)	3.65%	August 21, 2025	3,000,000	-
Hangzhou United Rural Commercial Bank(4)	3.40%	September 4, 2025	7,000,000	-
Hangzhou United Rural Commercial Bank(5)	3.40%	September 5, 2025	10,000,000	-
Hangzhou United Rural Commercial Bank(6)	3.45%	September 3, 2026	-	9,500,000
Total short-term borrowings			30,000,000	19,500,000

Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 13, 2026	-	1,000,000
Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 31, 2026	-	1,200,000
Total current portion of long-term borrowings			-	2,200,000

Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 13, 2026	1,000,000	-
Zhejiang Hangzhou Rural Commercial Bank(7)	4.35%	August 31, 2026	1,200,000	-
Total long-term borrowings			2,200,000	-

(1)	On June 24, 2022, Youba Tech mortgaged a building of RMB34,791,400 to obtain a line of credit (“Credit Line I”) from Zhejiang Hangzhou Rural Commercial Bank in the amount of RMB7,000,000, with a five-year term from June 24, 2022 to June 23, 2027. On June 13, 2025, Youba Tech withdrew RMB7,000,000 from this line of credit, with an effective annual interest rate of 4.35% and a term of 12 months.

(2)	On September 8, 2022, with the same building of RMB34,791,400 for security pledge, Youba Tech obtained another line of credit (“Credit Line II”) from Zhejiang Hangzhou Rural Commercial Bank in the amount of RMB5,200,000, with a five-year term from September 8, 2022 to September 7, 2027. On August 29, 2024, Youba Tech withdrew RMB3,000,000 from Credit Line II with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on August 21, 2025. On August 21, 2025, Youba Tech withdrew another RMB3,000,000 from Credit Line II with an effective annual interest rate of 3.85% and a term of 12 months.
(3)	On September 6, 2024, Youba Tech obtained a line of credit (“Credit Line III”) of RMB20,000,000 from Hangzhou United Bank, secured by Mr. Zhang Jiahua, the Chairman of the Board of Directors, Yang Ying, the Spouse of Zheng Jiahua, and Mr. Zheng Nan, the Chief Executive Officer of the Group, with a two-year term from September 6, 2024 to September 5, 2026. On February 11, 2025, Youba Tech withdrew RMB3,000,000 from Credit Line III, with an effective annual interest rate of 3.65% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on August 21, 2025.

(4)	On September 6, 2024, Youba Tech withdrew RMB7,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on September 4, 2025.

(5)	On September 9, 2024, Youba Tech withdrew RMB10,000,000 from Credit Line III, with an effective annual interest rate of 3.40% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000. The loan was fully repaid on September 5, 2025.

(6)	On September 5, 2025, Youba Tech withdrew RMB9,500,000 from Credit Line III, with an effective annual interest rate of 3.45% and a term of 12 months, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000.

(7)	On August 14, 2023, Youba Tech withdrew RMB1,000,000 from Credit Line II with Zhejiang Hangzhou Rural Commercial Bank, with an effective annual interest rate of 4.35% and a term of 3 years. On September 1, 2023, Youba Tech withdrew RMB1,200,000 from the same line of credit of five-year term, with an effective annual interest rate of 4.35% and a term of 3 years.

Interest expenses for the six months ended December 31, 2024 and 2025 were RMB304,246 and RMB484,151, respectively.